Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

Note 14. Equity

On May 2, 2023, the shareholders of the Company approved a 1 for 2,600 share forward split of the Company’s authorized and issued ordinary shares whereby every 1 share was split into 2,600 shares. In addition, the par value of each ordinary share decreased from $0.001 to $0.000000385. The financial statements and all share and per share amounts have been retroactively restated to reflect the share forward split. On May 2, 2023, in addition to the share forward split, the shareholders of the Company also approved an increase in the Company’s authorized ordinary shares from 100,000,000 to 260,000,000,000.

The share forward split was consummated under Cayman Islands law on May 2, 2023. Below is a reconciliation of the effect of the retroactive adjustments.

Consolidated Balance Sheets as of December 31, 2023:

	Pre-share forward split	Adjustments	Post-share forward split
(Deficit) Equity
Number of ordinary shares – authorized	100,000,000	259,900,000,000	260,000,000,000
Number of ordinary shares – issued and outstanding	18,466	47,993,134	48,011,600
Par value	$0.001	$0.000999615	$0.000000385

Consolidated Statements of Operations for the year ended December 31, 2022:

	Pre-share forward split	Adjustments	Post-share forward split
Loss per share
Basic and diluted loss per ordinary share	$(418.15)	$417.99	$(0.16)

Weighted average number of shares used in computation:
Basic and diluted	16,026	41,651,574	41,667,600

Consolidated Statements of Operations for the year ended December 31, 2021:

	Pre-share forward split	Adjustments	Post-share forward split
Loss per share
Basic and diluted loss per ordinary share	$(552.96)	$552.75	$(0.21)

Weighted average number of shares used in computation:
Basic and diluted	14,770	38,387,230	38,402,000

Authorized Shares

As of December 31, 2023, the Company has 260,000,000,000 authorized ordinary shares, par value $0.000000385 per share.

Ordinary Shares

A series of Convertible Loan Notes (see Note 12) has been converted by the investors, for 400 ordinary shares, during the reorganization of the Company on August 29, 2022. As a result of the share forward split, the converted ordinary shares became 1,040,000.

A series of SAFE Notes (see Note 13) has been converted by the investors, for 205 ordinary shares, during the reorganization of the Company on August 29, 2022. As a result of the share forward split, the converted ordinary shares became 533,000.

On August 29, 2022, the Company entered into a subscription agreement with an investor to issue and sell 109 shares of the Company’s ordinary shares, for an aggregate price of $300,000. As a result of the share forward split, the ordinary shares issued became 283,400.

On August 29, 2022, the Company issued 670 each, totaling 1,340 of the Company’s ordinary shares, to two individuals. As a result of the share forward split, the s ordinary shares issued became 3,484,000.

As of December 31, 2022, 18,466 ordinary shares of the Company were issued to the participating shareholders in connection with the reorganization of the Company. As a result of the share forward split, the total number of ordinary shares issued as of December 31, 2022 became 48,011,600.

The Company completed its initial public offering of 3,800,000 ordinary shares at a public offering price of $4.00 per share, for aggregate gross proceeds of approximately $15.2 million, prior to deducting underwriting discounts and other offering expenses. In addition, the Company granted the underwriters a 45-day Over-Allotment Option to purchase up to an additional 570,000 ordinary shares at the initial public offering price, less underwriting discounts. The shares began trading on the Nasdaq Capital Market on October 19, 2023, under the symbol “WBUY.”

On November 3, 2023, the Representative exercised the Over-Allotment Option partially to purchase an additional 150,000 ordinary shares (the “November 3 Exercise”), in which the company received $546,000 in net proceeds from the exercise of the Over-Allotment Option. On November 21, 2023, the Representative exercised the Over-Allotment Option in full to purchase the remaining 420,000 ordinary shares (the “November 21 Exercise”), and received $1,528,800 in net proceeds, after deducting underwriting discounts by the Company. The closing of the November 21 Exercise took place on November 24, 2023.

As of December 31, 2023, the total issued and outstanding number of ordinary shares was 52,381,600.

Restricted Share Units

On January 1, 2021, the Company granted 1,642 restricted share units amounting to $3,240,344, with a vesting period of twenty (20) months effective from the grant date, subject to forfeiture and restrictions which limited the sale or transfer of the shares during the restriction period. The fair value of the restricted share units was estimated on the grant date based on the Company’s most recent observable price of cash transactions with unrelated parties for issuance of its equity securities in September 2020. During the years ended December 31, 2023, 2022 and 2021, the Company recorded share-based compensation of $nil, $1,266,890 and $1,973,454 in its consolidated statements of operations and comprehensive loss. On August 29, 2022, the Company issued 1,642 ordinary shares at the end of the vesting period. As a result of the share forward split, the restricted share unit granted and ordinary shares issued became 4,269,200.